Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total share capital	$ 5,085,487	$ 2,890,589
Total number of fully paid-in shares held as treasury shares	7,201,664	4,783,135
Common Shares - Class A
Class of Stock [Line Items]
Par value per share (in CHF)	$ 0.01	$ 0.01
Total share capital	$ 400,186	$ 400,186
Total number of authorized shares	40,021,988	40,021,988
Total number of fully paid-in issued shares(1)	40,021,988	40,021,988
Total number of fully paid-in outstanding shares(1)	40,021,988	40,021,988
Total number of fully paid-in shares held as treasury shares	0	0
Treasury share capital	$ 0	$ 0
Common Shares - Class A | Articles of Association and Swiss Capital Categories
Class of Stock [Line Items]
Total number of authorized shares	0	0
Total number of conditional shares	12,000,000	0
Total number of fully paid-in shares	40,021,988	40,021,988
Common Shares - Class B
Class of Stock [Line Items]
Par value per share (in CHF)	$ 0.05	$ 0.05
Total share capital	$ 4,685,301	$ 2,490,403
Total number of authorized shares	138,058,468	63,234,625
Total number of fully paid-in issued shares(1)	88,120,054	47,622,689
Total number of fully paid-in outstanding shares(1)	80,918,390	42,839,554
Total number of fully paid-in shares held as treasury shares	7,201,664	4,783,135
Treasury share capital	$ 636,436	$ 505,154
Common Shares - Class B | Articles of Association and Swiss Capital Categories
Class of Stock [Line Items]
Total number of authorized shares	18,469,207	7,808,906
Total number of conditional shares	31,469,207	7,804,030
Total number of fully paid-in shares	88,120,054	47,622,689